Earnings per Share and Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Apr. 30, 2013 Performance Options [Member]	Apr. 30, 2013 Performance Restricted Stock Units [Member]	Apr. 30, 2012 Performance Restricted Stock Units [Member]	Jun. 30, 2011 Restricted Stock [Member]	Apr. 30, 2013 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member]	Mar. 31, 2010 Restricted Stock [Member]	Apr. 30, 2013 Non-performance based options [Member]	Apr. 30, 2012 Non-performance based options [Member]	Oct. 31, 2012 Non-performance based options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Percentage of risk-free interest, minimum						0.40%
Percentage of risk-free interest, maximum						0.60%
Percentage of volatility, minimum						64.00%
Percentage of volatility, maximum						89.00%
Amount for dividend yield						0.00%		0.00%				0.00%
Weighted average fair value of the restricted stock units		$ 1.92	$ 1.81			$ 4.12	$ 0.00					$ 1.82		$ 1.92
Total unrecognized compensation expenses					$ 1.0	$ 14.0			$ 0.2	$ 0.5		$ 1.0		$ 2.0
Unrecognized compensation expenses expected to be recognized over weighted average period					2 years 6 months	1 year			1 year	1 year		1 year 3 months 18 days		1 year 6 months
Percentage of risk-free interest		1.10%	1.90%	2.70%				1.70%				1.30%	1.30%
Percentage of volatility		76.50%	82.40%	73.60%				82.00%				78.00%	76.00%
Period for expected life		7 years 1 month 6 days	5 years 3 months 18 days	6 years 4 months 24 days								7 years 1 month 6 days	7 years 1 month 6 days
Weighted average fair value of options granted												$ 4.61	$ 3.10
Period for stock issued vested in plan		3 years							3 years			3 years
Non-vested shares under option	2,700,000	4,422,172	7,356,508									2,748,495		4,422,172
Shares expected to vest	2,600,000	4,300,000
Shares expected to vest, weighted average exercise price	$ 3.68
Shares expected to vest, weighted average life	6 years 7 months 6 days
Shares expected to vest, aggregate intrinsic value	$ 8.4	$ 6.0
Stockholders approved shares of restricted stock											3,000,000
Shares vested under terms of related restricted stock agreement	7,304,371	7,903,327	6,042,873	4,892,680					600,000